Intangible Assets (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Estimated Amortization Expense
Remaining Fiscal 2021	$ 3,044	$ 4,088
Fiscal 2022	3,469	3,469
Fiscal 2023	2,879	2,879
Fiscal 2024	2,879	2,879
Fiscal 2025	2,741	2,741
Thereafter	2,787	2,787
Total	$ 17,799	$ 18,843	$ 23,881